Nature of Operations	12 Months Ended
Dec. 31, 2017
Nature of Operations [Abstract]
Nature of Operations

NOTE 1 - NATURE OF OPERATIONS

Norwood Financial Corp (Company) is a one bank holding company. Wayne Bank (Bank) is a wholly-owned subsidiary of the Company. The Bank is a state-chartered bank located in Honesdale, Pennsylvania. The Company derives substantially all of its income from bank-related services which include interest earnings on commercial mortgages, residential real estate mortgages, commercial and consumer loans, as well as interest earnings on investment securities and fees from deposit services to its customers. The Company is subject to regulation and supervision by the Federal Reserve Board while the Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Pennsylvania Department of Banking and Securities.

Change in Accounting Principle

On February 14, 2018, the Financial Accounting Standards Board finalized ASU 2018-02 - Income Statement-Reporting Comprehensive Income (Topic 220). This accounting standard allows companies to reclassify the “stranded” tax effect in accumulated other comprehensive income that resulted from the U.S. federal government enacted tax bill, H.R.1, An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018 (Tax Cuts and Jobs Act), which requires deferred tax liabilities and assets to be adjusted for the effect of a change in tax laws.

The Company has elected to early-adopt this accounting standard, which provides a benefit to the financial statements by more accurately aligning the impacts of the items carried in accumulated other comprehensive income with the associate tax effect.  The adoption resulted in a one-time cumulative effect adjustment of $434,000 between Retained Earnings and Accumulated Other Comprehensive Income on the Consolidated Balance Sheet.  The adjustment had no impact on Net Income or any prior periods presented.